Other reserves (Tables)	6 Months Ended
Jun. 30, 2018
Other reserves [abstract]
Other reserves
15. Other reserves	As at	As at
	30.06.18	31.12.17
	£m	£m
Currency translation reserve	3,434	3,084
Available for sale reserve	-	396
Fair value through other comprehensive income reserve	(215)	-
Cash flow hedging reserve	(219)	184
Own credit reserve	(252)	(179)
Other reserves	323	323
Total	3,071	3,808